LOANS PAYABLE (Schedule of Loans Outstanding) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Current portion of loans payable	$ 3,440,732	$ 1,263,055
Long term portion of loans payable	143,855
Balance	3,584,587	1,263,055
Loans Payable 1 [Member]
Disclosure of detailed information about borrowings [line items]
Balance	$ 1,505,038	$ 731,606
Currency	USD	USD
Terms	Unsecured, due on demand	Unsecured, due on demand
Loans Payable 2 [Member]
Disclosure of detailed information about borrowings [line items]
Balance	$ 1,817,141	$ 148,158
Currency	Colombian Pesos	Colombian Pesos
Terms	Unsecured, due on demand	Unsecured, due on demand
Loans Payable 3 [Member]
Disclosure of detailed information about borrowings [line items]
Balance	$ 79,567	$ 0
Currency	Colombian Pesos
Terms	Unsecured, repayable monthly until May 2023
Loans Payable 4 [Member]
Disclosure of detailed information about borrowings [line items]
Balance	$ 150,984	0
Currency	Colombian Pesos
Terms	Unsecured, repayable monthly until December 2023
Loans Payable 5 [Member]
Disclosure of detailed information about borrowings [line items]
Balance	$ 31,857	$ 32,545
Currency	Argentine Pesos	Argentine Pesos
Terms	Unsecured, due on demand	Unsecured, due on demand
Loans Payable 6 [Member]
Disclosure of detailed information about borrowings [line items]
Balance	$ 0	$ 350,746
Currency		Argentine Pesos
Terms		Unsecured, due January 2020